Income Taxes (Tables)	12 Months Ended
Aug. 31, 2014
Income Taxes Tables
Deferred tax assets

Significant components of the Company’s deferred tax assets at August 31, 2014 and 2013 are as follows:

	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$4,421,974	$3,404,418
Capitalized research and development	993,062	836,568
Depreciation	(2,625)	(4,700)
Stock based compensation	1,276,788	1,130,104
Research and development credit carry forward	256,417	206,715
Total deferred tax assets	6,945,616	5,573,105
Less: valuation allowance	(6,945,616)	(5,573,105)
Net deferred tax asset	$-	$-

Income tax benefit

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended August 31, 2014 and 2013:

	2014	2013
Income tax benefit at statutory rate	$1,323,410	$1,452,66
Non-deductible meals and entertainment	(601)	(2,550)
Research and development credit	49,702	32,157
Change in valuation allowance	(1,372,511)	(1,482,268)
	$-	$-